Bank facilities (Details)	12 Months Ended
	Dec. 31, 2016 CAD	Dec. 31, 2017 CAD / $	Dec. 31, 2017	Dec. 31, 2017 CAD	Dec. 31, 2017 $ / CAD	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Unrealized gain on forward foreign exchange contracts				CAD 243,000
Unrealized gain on forward foreign exchange contracts, for the period	CAD 220,000
Currency risk
Disclosure of detailed information about borrowings [line items]
Foreign exchange contracts				12,000,000		$ 10,750,000
Average price of hedging instrument		1.28			1.00
Bank Operating Line
Disclosure of detailed information about borrowings [line items]
Facility, maximum borrowing capacity				7,000,000
Bank Operating Line | Prime Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			0.50%
Leasing Facility
Disclosure of detailed information about borrowings [line items]
Facility, maximum borrowing capacity				1,830,770
Forward Contract Facility
Disclosure of detailed information about borrowings [line items]
Facility, maximum borrowing capacity				5,000,000
EncoreFX Facility
Disclosure of detailed information about borrowings [line items]
Facility, maximum borrowing capacity				CAD 20,000,000